INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of detailed information about brand intangible assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,666,265	S/ 1,464,372	S/ 1,342,890
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	132,604	138,503
Mibanco [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	131,440	138,268
Culqi [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,164
Credicorp Capital Holding Chile - Inversiones IMT [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		S/ 235